INCOME TAXES - Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Statutory tax rate	27.00%	27.00%
Loss before taxes	$ 3,708,888	$ 2,033,357
Income tax recovery calculated at statutory rate	1,001,400	549,006
Non-deductible expenditures	(335,976)	(151,318)
Flow-through premium	242,266	34,659
Other	218,046	149,972
Unrecognized tax benefit	(1,125,736)	(582,319)
INCOME TAX	$ 0	$ 0